COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 $ / shares	May 11, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)
Allowance for doubtful accounts | ¥	¥ 3,273		¥ 460			¥ 294
Amount of consolidated VIE	256,289	$ 36,196	¥ 781,136
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.000000001	$ 0.01
Ordinary shares, share authorized (in shares)			1,000,000,000		100
Ordinary shares, issued (in shares)			363,572,659
Ordinary shares, outstanding (in shares)			363,572,659
Variable Interest Entity, Primary Beneficiary
Amount of consolidated VIE | ¥	¥ 237,512		¥ 778,166
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.000000001
Ordinary shares, share authorized (in shares)	822,665,750	822,665,750
Ordinary shares, issued (in shares)	246,122,394	246,122,394
Ordinary shares, outstanding (in shares)	246,122,394	246,122,394
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.000000001
Ordinary shares, share authorized (in shares)	177,334,250	177,334,250
Ordinary shares, issued (in shares)	174,834,250	174,834,250
Ordinary shares, outstanding (in shares)	174,834,250	174,834,250